Related Party Balances and Transactions (Details)			6 Months Ended		12 Months Ended
	Oct. 01, 2021 CNY (¥)	Oct. 01, 2021 USD ($)	Oct. 10, 2021 CNY (¥)	Oct. 10, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2021 USD ($)
Related Party Balances and Transactions (Details) [Line Items]
Repayment of debt					¥ 47,560,843	$ 7,459,705	¥ 96,350,000
Related party receivable	¥ 27,589,530	$ 4,327,294
Jie Zhao [Member]
Related Party Balances and Transactions (Details) [Line Items]
Borrowed from related party									13,000,000	¥ 14,581,993
Repayment of debt									129,474,000	¥ 14,826,000
Repaid the remaining balance					6,154,468	965,000	4,850,000	$ 743,306
Shanghai Junei Internets Co [Member]
Related Party Balances and Transactions (Details) [Line Items]
Borrowed from related party					75,500,000
Repayment of debt							91,500,000	14,023,203
Borrowed additional amount					42,600,000	6,681,619	96,300,000	$ 14,758,847
Repaid Amount					¥ 35,763,510	$ 6,154,468
Loan due period, description					The loan has an annual interest rate of 7% and is due in 2021 and 2022.	The loan has an annual interest rate of 7% and is due in 2021 and 2022.
Annual interest rate					7.00%						7.00%
Interest expense related to loan							¥ 2,281,611		¥ 290,208
Finance expense					¥ 5,625,293	$ 882,302
Shanghai Weimu [Member]
Related Party Balances and Transactions (Details) [Line Items]
Borrowed from related party			¥ 5,616,000	$ 880,867
Interest expense related to loan					¥ 62,209	$ 9,757
Loans bear interest					7.00%	7.00%
Shenzhen Yiyun Technology Co Ltd [Member]
Related Party Balances and Transactions (Details) [Line Items]
Borrowed from related party					¥ 16,100,000						$ 2,525,213
Related party due , description					The loan bears no interest and is due in five years.	The loan bears no interest and is due in five years.